Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Plan's Investment Assets Measured at Fair Value
The following table summarizes the Plan’s investment assets measured at fair value at December 31:

	Level 1	Total
2025
Mutual funds	$1,540,814	$1,540,814
Corporate stocks	782,829,631	782,829,631
Self-directed brokerage accounts	214,188,185	214,188,185
	$998,558,630	998,558,630
Plan investment assets not classified in fair value hierarchy (a):
Collective investment funds (b)		11,073,941,990
Target retirement date		11,054,750,995
Fixed income		19,190,995
Total plan investment assets at fair value		$12,072,500,620

	Level 1	Total
2024
Mutual funds	$602,802	$602,802
Corporate stocks	751,967,667	751,967,667
Self-directed brokerage accounts	120,282,140	120,282,140
	$872,852,609	872,852,609
Plan investment assets not classified in fair value hierarchy (a):
Collective investment funds (b)		9,681,531,580
Target retirement date		9,661,063,039
Fixed income		20,468,541
Total plan investment assets at fair value		$10,554,384,189
(a)These investments are valued based on NAV per unit, as provided by the trustee of the fund as a practical expedient, and have not been classified in the fair value hierarchy. The fair value amounts are provided to reconcile to the Statement of Net Assets Available for Benefits.
(b)There are currently no significant redemption restrictions on these investments.